Federated Equity Funds

Federated Capital Appreciation Fund

Class A Shares (TICKER FEDEX)
Institutional Shares (TICKER CPAIX)

Federated Mid Cap Growth Strategies Fund

Class A Shares (TICKER FGSAX)
Institutional Shares (TICKER FGSIX)

Federated Strategic Value Dividend Fund

Class A Shares (TICKER SVAAX)
Institutional Shares (TICKER SVAIX)

SUPPLEMENT TO PROSPECTUSES DATED December 31, 2011

“Federated Equity Funds (“Trust”) has entered into separate Agreements and Plans of Reorganization (each a “Plan” and, collectively, as applicable, the “Plans”) on behalf of each of its following portfolios: Federated Capital Appreciation Fund; Federated Mid Cap Growth Strategies Fund; and Federated Strategic Value Dividend Fund (each an “Acquiring Fund” and, collectively, as applicable, the “Acquiring Funds”). Pursuant to the Plans, the following portfolios of the Performance Funds Trust will be reorganized with and into the Acquiring Funds: Large Cap Equity Fund (“Performance Large Cap Equity Fund”); Leaders Equity Fund (“Performance Leaders Equity Fund”); Mid Cap Equity Fund (“Performance Mid Cap Equity Fund”); and Strategic Dividend Fund (“Performance Strategic Dividend Fund”) (each an “Acquired Fund” and, collectively, as applicable, the “Acquired Funds”). As described in the chart below, pursuant to its Plan, each Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the corresponding Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Performance Large Cap Equity Fund	Federated Capital Appreciation Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares
Performance Leaders Equity Fund	Federated Mid Cap Growth Strategies Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares

ACQUIRED FUND	ACQUIRING FUND
Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares
Performance Strategic Dividend Fund	Federated Strategic Value Dividend Fund
Class A Shares	Class A Shares
Institutional Class	Institutional Shares

The Plans, and related reorganizations, are subject to the approval of the applicable Acquired Fund's shareholders at a Special Meeting of Shareholders currently scheduled for September 19, 2012, and certain other conditions to consummation. If a Plan, and related reorganization, are approved by the applicable Acquired Fund's shareholders, and the reorganization consummated, the date in the definition of “Termination Date” in the footnote to the Table in the section entitled “Risk/Return Summary:  Fees and Expenses,” in that applicable Acquiring Fund's Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for that applicable Acquiring Fund.”

July 27, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451301 (7/12)